Earnings per Share (EPS):	12 Months Ended
Dec. 31, 2010
Earnings per Share ("EPS"):
Earnings per Share ("EPS"):

3. Earnings per Share ("EPS"):

        The following table reconciles the numerator and denominator used in the computation of earnings per share for the years ended December 31 (shares in thousands, except per share amounts):

	2010	2009	2008
Numerator
Income from continuing operations	$28,882	$176,875	$93,376
(Loss) income from discontinued operations	(462)	(37,625)	101,639
Income attributable to noncontrolling interests	(3,230)	(18,508)	(28,966)

Net income attributable to the Company	25,190	120,742	166,049
Preferred dividends	—	—	(4,124)
Allocation of earnings to participating securities	(2,615)	(3,270)	(906)

Numerator for basic earnings per share—net income available to common stockholders	22,575	117,472	161,019
Effect of assumed conversions:
Partnership units	—	—	27,230

Numerator for diluted earnings per share—net income available to common stockholders	$22,575	$117,472	$188,249

Denominator
Denominator for basic earnings per share—weighted average number of common shares outstanding	120,346	81,226	74,319
Effect of potentially dilutive securities:(1)
Partnership units(2)	—	—	12,475

Denominator for diluted earnings per share—weighted average number of common shares outstanding	120,346	81,226	86,794

Earnings per common share—basic:
Income from continuing operations	$0.19	$1.85	$1.00
Discontinued operations	—	(0.40)	1.17

Net income available to common stockholders	$0.19	$1.45	$2.17

Earnings per common share—diluted:
Income from continuing operations	$0.19	$1.85	$1.00
Discontinued operations	—	(0.40)	1.17

Net income available to common stockholders	$0.19	$1.45	$2.17

(1)
The Senior Notes (See Note 11—Bank and Other Notes Payable) are excluded from diluted EPS for the years ended December 31, 2010, 2009 and 2008 as their effect would be antidilutive to net income available to common stockholders.

The then-outstanding convertible preferred stock (See Note 14—Cumulative Convertible Redeemable Preferred Stock) was convertible on a one-for-one basis for common stock. The convertible preferred stock was excluded from diluted EPS for the year ended December 31, 2008 as its effect would be antidilutive to net income available to common stockholders.

  Diluted EPS excludes 208,640, 205,757 and 195,164 convertible non-participating preferred units for the years ended December 31, 2010, 2009 and 2008, respectively, as their impact was antidilutive to net income available to common stockholders.

  Diluted EPS excludes 1,150,172, 1,226,447 and 1,228,384 of unexercised stock appreciation rights for the years ended December 31, 2010, 2009 and 2008, respectively, as their effect was antidilutive to net income available to common stockholders.

  Diluted EPS excludes 122,500, 127,500 and 138,934 of unexercised stock options for the years ended December 31, 2010, 2009 and 2008, respectively, as their effect was antidilutive to net income available to common stockholders.

  Diluted EPS excludes 935,358 and 2,185,358 of unexercised stock warrants for the years ended December 31, 2010 and 2009, respectively, as their effect was antidilutive to net income available to common stockholders.

(2)
Diluted EPS excludes 11,596,953 and 11,990,731 partnership units for the years ended December 31, 2010 and 2009, respectively, as their effect was antidilutive to net income available to common stockholders.